Other Financial Liabilities - Other Current and Noncurrent Financial Liabilities (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019		Mar. 31, 2018
Other Liabilities Disclosure [Abstract]
Derivative liabilities (Note 27)	¥ 52,589	¥ 8,745
Finance lease obligations	0	179,411
Lease liabilities	369,459	0
Financial liabilities associated with contingent consideration arrangements (Note 27)	41,664	67,294		¥ 30,569
Other	31,123	31,965
Total	494,835	287,415
Non-current	399,129	240,215	[1]
Current	¥ 95,706	¥ 47,200	[1]

[1]	During the year ended March 31, 2020, Takeda completed the purchase price allocation for the assets acquired and the liabilities assumed as part of the Shire Acquisition. Accordingly, Consolidated Statements of Financial Position as of March 31, 2019 were retrospectively adjusted. See Note 31 for further detail of completed purchase price allocation.